Annual Fund Operating Expenses	Feb. 27, 2026
Dunham Corporate/Government Bond Fund | Dunham Corporate/Government Bond Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.27%
Dunham Corporate/Government Bond Fund | Dunham Corporate/Government Bond Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.77%
Dunham Corporate/Government Bond Fund | Dunham Corporate/Government Bond Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.02%
Dunham Floating Rate Bond Fund | Dunham Floating Rate Bond Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.34%
Dunham Floating Rate Bond Fund | Dunham Floating Rate Bond Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%	[3]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.84%
Dunham Floating Rate Bond Fund | Dunham Floating Rate Bond Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.09%
Dunham High Yield Bond Fund | Dunham High Yield Bond Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%	[5]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.36%
Dunham High Yield Bond Fund | Dunham High Yield Bond Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%	[5]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.86%
Dunham High Yield Bond Fund | Dunham High Yield Bond Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.11%
Dunham International Opportunity Bond Fund | Dunham International Opportunity Bond Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.21%	[7]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%	[8]
Expenses (as a percentage of Assets)	1.91%
Dunham International Opportunity Bond Fund | Dunham International Opportunity Bond Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.21%	[7]
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%	[8]
Expenses (as a percentage of Assets)	2.41%
Dunham International Opportunity Bond Fund | Dunham International Opportunity Bond Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.21%	[7]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%	[8]
Expenses (as a percentage of Assets)	1.66%
Dunham Large Cap Value Fund | Dunham Large Cap Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[9]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.42%
Dunham Large Cap Value Fund | Dunham Large Cap Value Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[9]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	2.17%
Dunham Large Cap Value Fund | Dunham Large Cap Value Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.17%
Dunham Small Cap Value Fund | Dunham Small Cap Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[10]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	1.42%
Dunham Small Cap Value Fund | Dunham Small Cap Value Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[10]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	2.17%
Dunham Small Cap Value Fund | Dunham Small Cap Value Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	1.17%
Dunham Focused Large Cap Growth Fund | Dunham Focused Large Cap Growth Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%	[12]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.28%
Dunham Focused Large Cap Growth Fund | Dunham Focused Large Cap Growth Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%	[12]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	2.03%
Dunham Focused Large Cap Growth Fund | Dunham Focused Large Cap Growth Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%	[12]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.03%
Dunham Small Cap Growth Fund | Dunham Small Cap Growth Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[13]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%	[14]
Expenses (as a percentage of Assets)	1.49%
Dunham Small Cap Growth Fund | Dunham Small Cap Growth Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[13]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.02%	[14]
Expenses (as a percentage of Assets)	2.25%
Dunham Small Cap Growth Fund | Dunham Small Cap Growth Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[13]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%	[14]
Expenses (as a percentage of Assets)	1.24%
Dunham Emerging Markets Stock Fund | Dunham Emerging Markets Stock Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[15]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.38%
Acquired Fund Fees and Expenses	0.02%	[16]
Expenses (as a percentage of Assets)	1.46%
Dunham Emerging Markets Stock Fund | Dunham Emerging Markets Stock Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[15]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.38%
Acquired Fund Fees and Expenses	0.02%	[16]
Expenses (as a percentage of Assets)	2.21%
Dunham Emerging Markets Stock Fund | Dunham Emerging Markets Stock Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[15]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.38%
Acquired Fund Fees and Expenses	0.02%	[16]
Expenses (as a percentage of Assets)	1.21%
Dunham International Stock Fund | Dunham International Stock Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.58%	[17]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.36%
Expenses (as a percentage of Assets)	2.20%
Dunham International Stock Fund | Dunham International Stock Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.58%	[17]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.37%
Expenses (as a percentage of Assets)	2.96%
Dunham International Stock Fund | Dunham International Stock Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.58%	[17]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.36%
Expenses (as a percentage of Assets)	1.95%
Dunham Dynamic Macro Fund | Dunham Dynamic Macro Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%	[18]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.18%
Component2 Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.08%	[19]
Expenses (as a percentage of Assets)	1.75%
Dunham Dynamic Macro Fund | Dunham Dynamic Macro Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%	[18]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.18%
Component2 Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.08%	[19]
Expenses (as a percentage of Assets)	2.50%
Dunham Dynamic Macro Fund | Dunham Dynamic Macro Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%	[18]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.18%
Component2 Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.08%	[19]
Expenses (as a percentage of Assets)	1.50%
Dunham Long/Short Credit Fund | Dunham Long/Short Credit Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[20]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.16%
Dunham Long/Short Credit Fund | Dunham Long/Short Credit Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[20]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.91%
Dunham Long/Short Credit Fund | Dunham Long/Short Credit Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[20]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.91%
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%	[21]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.75%
Component2 Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.02%	[22]
Expenses (as a percentage of Assets)	2.28%
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%	[21]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.75%
Component2 Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.02%	[22]
Expenses (as a percentage of Assets)	3.03%
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%	[21]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.75%
Component2 Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.02%	[22]
Expenses (as a percentage of Assets)	2.03%
Dunham Real Estate Stock Fund | Dunham Real Estate Stock Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%	[23]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.73%
Dunham Real Estate Stock Fund | Dunham Real Estate Stock Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%	[23]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	2.48%
Dunham Real Estate Stock Fund | Dunham Real Estate Stock Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%	[23]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.48%
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%	[24]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.02%	[25]
Expenses (as a percentage of Assets)	1.56%
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%	[24]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.02%	[25]
Expenses (as a percentage of Assets)	2.30%
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%	[24]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.02%	[25]
Expenses (as a percentage of Assets)	1.30%

[1]	The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 30 bps (0.30%) and range from 0.15% to 0.45% based on the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 28 bps (0.28%) and can range from 0.18% to 0.38%, based on the Fund’s performance relative to the Morningstar LSTA U.S. Leveraged Loan 100 Index, the Fund’s benchmark.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[5]	The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 32 bps (0.32%) and can range from 0.22% to 0.42% based on the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Ba/B 2% Issuer Capped Index, the Fund’s Benchmark.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[7]	The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.20% to 0.70% based on the Fund’s performance relative to the Bloomberg Global Aggregate Bond ex-US Total Return Index Hedged, the Fund’s benchmark.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[9]	The Sub-Advisory Fee is a fulcrum fee with a base or a fulcrum fee of 30 bps (0.30%) and can range from 0.10% to 0.50% based on the Fund’s performance relative to the Russell 1000® Value Index, the Fund’s benchmark.
[10]	The Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.20% to 0.70%, based on the Fund’s performance relative to the Russell 2000® Value Index, the Fund’s benchmark.
[11]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[12]	The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum fee of 35 bps (0.35%) and can range from 0.20% to 0.50% based on the Fund’s performance relative to the Russell 1000® Growth Index, the Fund’s benchmark.
[13]	The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 50 bps (0.50%) and can range from 0.00% to 1.00% based on the Fund’s performance relative to the Russell 2000® Growth Index, the Fund’s benchmark.
[14]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[15]	The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.05% to 0.85% based on the Fund’s performance relative to the MSCI Emerging Markets Index (Net), the Fund’s benchmark.
[16]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[17]	The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 65 bps (0.65%) and can range from 0.30% to 1.00% based on the Fund’s performance relative to the MSCI All Country World Index ex-U.S. (net), the Fund’s benchmark.
[18]	The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 60 bps (0.60%) and can range from 0.25% to 0.95% based on the Fund’s performance relative to the Dow Jones Moderately Aggressive Portfolio Index, the Fund’s benchmark.
[19]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[20]	The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 60 bps (0.60%) and can range from 0.05% to 1.15%, based on the Fund’s performance relative to the BofA Merrill Lynch 3-month Treasury Bill Index PLUS 300 bps, the Fund’s benchmark.
[21]	The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 60 bps (0.60%) and can range from 0.22% to 0.98%, based on the Fund’s performance relative to the S&P Merger Arbitrage Total Return Local Currency Index, the Fund’s benchmark.
[22]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[23]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective October 1, 2025. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.05% to 0.85%, based on the Fund’s performance relative to the Dow Jones Global Select REIT Total Return Net Index.
[24]	The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 50 bps (0.50%) and can range from 0.30% to 0.70% based on the Fund’s performance relative to the S&P 500 Total Return Index, the Fund’s benchmark.
[25]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.